Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Ownership interest in outstanding limited partner interests of equity method investee (in hundredths)	29.30%
Deferred income taxes	$ 218.3	$ 201.7